SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.3%

Asia - 22.8%

Australia - 4.9%
Atlassian Corp. *	1,425	227,572
BHP Group, Ltd., ADR	2,900	161,675
Lynas Rare Earths, Ltd. *	46,625	518,618
Macquarie Group, Ltd.	2,225	322,916
Rio Tinto, PLC, ADR	4,400	290,444
Westpac Banking Corp.	4,425	114,105

		1,635,330

China/Hong Kong - 2.5%
AIA Group, Ltd.	32,200	308,885
Baidu, Inc., ADR *	1,075	141,653
ENN Energy Holdings, Ltd.	18,400	152,152
Ping An Insurance Group Co. of China, Ltd.	33,500	228,372

		831,062

India - 0.5%
HDFC Bank, Ltd., ADR	4,800	163,968

Japan - 8.7%
Keyence Corp.	1,000	373,128
Mitsubishi Heavy Industries, Ltd.	18,000	472,137
Recruit Holdings Co., Ltd.	11,200	603,074
Sony Financial Group, Inc., ADR *	7,065	26,141
Sony Group Corp., ADR	35,325	1,017,006
Terumo Corp.	24,800	409,686

		2,901,172

Singapore - 4.1%
DBS Group Holdings, Ltd.	17,160	680,440
Singapore Technologies Engineering, Ltd.	104,800	699,506

		1,379,946

South Korea - 0.8%
Samsung Electronics Co., Ltd., GDR [4]	185	276,390

Taiwan - 1.3%
Hon Hai Precision Industry Co., Ltd., GDR	11,750	167,320
Taiwan Semiconductor Co., ADR	1,000	279,290

		446,610

Europe - 60.1%

Belgium - 3.2%
D’ieteren Group	2,800	523,345
UCB SA	2,025	558,701

		1,082,046

Denmark - 2.0%
Ascendis Pharma A/S, ADR *	1,690	335,989
Novo Nordisk A/S, ADR	5,825	323,229

		659,218

France - 11.0%
AXA SA	11,750	560,632
Dassault Systemes SE	11,700	391,624
Elis SA	12,125	348,482
Safran SA	2,590	912,541
Schneider Electric SE	3,970	1,107,449

Name of Issuer	Quantity	Fair Value ($)

Societe Generale SA	5,525	365,586

		3,686,314

Germany - 8.9%
Allianz SE	1,935	811,936
Deutsche Post AG	6,550	291,760
Infineon Technologies AG	5,950	231,922
Muenchener Rueckversicherungs AG	800	510,383
Rheinmetall AG	130	302,887
Siemens AG	3,100	834,186

		2,983,074

Ireland - 2.7%
Accenture, PLC	550	135,630
CRH, PLC	2,800	335,720
Linde, PLC	500	237,500
STERIS, PLC	825	204,138

		912,988

Luxembourg - 1.0%
Spotify Technology SA *	500	349,000

Netherlands - 3.4%
Adyen NV *, 4	84	134,617
ASML Holding NV	1,025	992,292

		1,126,909

Spain - 3.1%
Cellnex Telecom SA [4]	5,200	180,038
Iberdrola SA	45,900	867,881

		1,047,919

Sweden - 1.2%
Evolution AB, ADR	2,325	190,627
Hexagon AB	16,200	192,554

		383,181

Switzerland - 7.3%
Galderma Group AG	1,350	234,539
Lonza Group AG	590	390,739
Nestle SA	3,600	330,447
On Holding AG *	8,625	365,269
Partners Group Holding AG	490	636,160
TE Connectivity, PLC	1,100	241,483
Ypsomed Holding AG	510	200,207

		2,398,844

United Kingdom - 16.3%
AstraZeneca, PLC, ADR	10,125	776,790
BAE Systems, PLC	28,250	782,285
Coca-Cola Europacific Partners, PLC	5,400	488,214
Compass Group, PLC	10,625	361,383
Diageo, PLC, ADR	1,840	175,591
Entain, PLC	27,600	324,348
London Stock Exchange Group, PLC	4,200	481,033
Man Group, PLC	93,600	224,575
Reckitt Benckiser Group, PLC	3,100	238,394
RELX, PLC	9,750	466,808
Rentokil Initial, PLC	47,250	238,808
Shell, PLC, ADR	12,250	876,242

		5,434,471

SEPTEMBER 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Latin America - 0.6%

Argentina - 0.6%
Globant SA *	2,050	117,629
MercadoLibre, Inc. *	40	93,478

		211,107

North America - 14.8%

Canada - 3.4%
Alimentation Couche-Tard, Inc.	7,400	394,805
Colliers International Group, Inc.	1,600	249,936
Waste Connections, Inc.	2,750	483,450

		1,128,191

United States - 11.4%
Broadcom, Inc.	10,250	3,381,577
Euronet Worldwide, Inc. *	1,375	120,739
Mondelez International, Inc.	4,800	299,856

		3,802,172

Total Common Stocks (cost: $17,936,515)		32,839,912

Investment Companies 0.5%
iShares MSCI India ETF (cost $95,267)	3,200	166,591

Short-Term Securities - 0.8%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost $258,195)	258,195	258,195

Total Investments in Securities - 99.6% (cost $18,289,977)		33,264,698

Other Assets and Liabilities, net - 0.4%		141,813

Net Assets - 100.0%		$33,406,511

*	Non-income producing security.
4

144A Restricted Security. The total value of such securities as of September 30, 2025 was $591,045 and represented 1.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	211,107	—	—	211,107
Australia	1,635,330	—	—	1,635,330
Belgium	1,082,046	—	—	1,082,046
Canada	1,128,191	—	—	1,128,191
China/Hong Kong	831,062	—	—	831,062
Denmark	659,218	—	—	659,218
France	3,686,314	—	—	3,686,314
Germany	2,983,074	—	—	2,983,074
India	163,968	—	—	163,968
Ireland	912,988	—	—	912,988
Japan	2,875,031	26,141	—	2,901,172
Luxembourg	349,000	—	—	349,000
Netherlands	1,126,909	—	—	1,126,909
Singapore	1,379,946	—	—	1,379,946
South Korea	276,390	—	—	276,390
Spain	1,047,919	—	—	1,047,919
Sweden	383,181	—	—	383,181
Switzerland	2,398,844	—	—	2,398,844
Taiwan	446,610	—	—	446,610
United Kingdom	5,434,471	—	—	5,434,471
United States	3,802,172	—	—	3,802,172
Investment Companies	166,591	—	—	166,591
Short-Term Securities	258,195	—	—	258,195
Total:	33,238,557	26,141	—	33,264,698

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2025	3